Share capital	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Share capital	Share capital
At December 31, 2022, the Company had unlimited authorized common shares and 682.3 million common shares outstanding.
(a) No par value common shares issued

	Number of shares	Value of shares
(in millions of U.S. dollars, except where noted)	(000s)	$
NO PAR VALUE COMMON SHARES ISSUED
Balance at December 31, 2020	680,250	3,154.0
Issuance of common shares under First Nations agreements	250	0.4
Exercise of options and vested performance share units	646	1.0
Balance at December 31, 2021	681,146	3,155.4
Issuance of common shares under First Nations agreements	375	0.5
Exercise of options and vested performance share units	755	1.2
Balance at December 31, 2022	682,277	3,157.1

(b) Share-based payment expenses
The following table summarizes share-based payment expenses:

	Year ended December 31
(in millions of U.S. dollars)	2022	2021
SHARE-BASED PAYMENT EXPENSES
Stock option expense	1.2	1.1
Performance share unit expense	0.5	1.6
Restricted share unit expense(1)	2.1	1.4
Deferred share unit expense	(0.4)	(0.7)
Shares issued under First Nations agreements(1)	0.4	(0.1)
Total share-based payment expenses	3.8	3.3
1. For the year ended December 31, 2022 $1.2 million of share based expenses were recognized in operating expenses (2021 – $1.1 million).
(i) Stock options
The following table presents changes in the Company’s stock option plan:

	Number of options	Weighted average exercise price
	(000s)	C$/share
CHANGES TO THE COMPANY'S STOCK OPTION PLAN
Balance at December 31, 2020	4,835	1.59
Granted	1,708	2.06
Exercised	(203)	1.18
Forfeited	(339)	2.00
Expired	(245)	4.82
Balance at December 31, 2021	5,756	1.58
Granted	1,291	2.18
Exercised	(755)	1.17
Forfeited	(1,213)	1.98
Expired	(228)	3.89
Balance at December 31, 2022	4,851	1.59
(c) Earnings (loss) per share
The following table sets out the calculation of earnings (loss) per share:

	Year ended December 31
(in millions of U.S. dollars, except where noted)	2022	2021
CALCULATION OF EARNINGS (LOSS) PER SHARE
Net (loss) earnings	(66.8)	140.6
Basic weighted average number of shares outstanding (in millions)	681.9	680.8
Dilution of securities:
Stock options	—	1.6
Diluted weighted average number of shares outstanding (in millions)	681.9	682.4
Net (loss) earnings per share:
Basic	(0.10)	0.21
Diluted	(0.10)	0.21
The following table lists the equity securities excluded from the calculation of diluted earnings per share. All stock options are excluded from the calculation when the Company is in a net loss position.

	Year ended December 31
(in millions of units)	2022	2021
EQUITY SECURITIES EXCLUDED FROM THE CALCULATION OF DILUTED EARNINGS PER SHARE
Stock options	4.9	1.9